Shareholder Report, Average Annual Return (Details) WE0000000002508A_Dimensional International Value ETF_Single_TSR Annual {Single}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Dimensional International Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Dimensional International Value ETF – NAV1
Average Annual Return, Percent	[1]	31.31%	19.02%	8.90%
MSCI World ex USA Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent		23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index (net div.)
Average Annual Return, Percent		29.49%	17.25%	7.84%

[1]
1	The Fund has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.